Income Taxes - Schedule of (Loss) Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total (loss) before income taxes	$ (8,010,550)	$ (2,092,770)
PRC [Member]
Total (loss) before income taxes	(7,160,850)	(1,363,583)
Other [Member]
Total (loss) before income taxes	$ (849,700)	$ (729,187)